Changes in non-cash working capital	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
14. Change in non-cash working capital

The changes in non-cash working capital balances are comprised of:

	2014	2013	2012
Accounts receivable	46,949	176,429	(350,077)
Work-in-progress	299,842	676,621	135,747
Prepaid expenses and deposits	(180,188)	(17,807)	(97,544)
Accounts payable and accrued liabilities	(156,729)	(684,369)	275,799
Deferred revenue	(2,781,101)	2,463,998	(1,459,393)
	(2,771,227)	2,614,872	(1,495,468)

Portion attributable to:
Operating activities	(2,771,227)	2,614,872	(1,495,468)
Financing activities	-	-	-
Investing activities	-	-	-
	(2,771,227)	2,614,872	(1,495,468)